Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Outstanding capital commitments		¥ 0
Loss Contingency estimated		¥ 35,400
Non Compete Agreement Infringement [Member] | Douyu [Member]
Damages Sought Value	¥ 66,700